FINANCIAL INSTRUMENTS - Significant Unobservable Inputs (Details) - Level 3 - Derivative financial instruments. - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Financial instruments
Derivative liabilities- Balance at beginning of the period	$ 1,317	$ 344
Fair value adjustments recognized in profit or loss	(1,304)	(331)
Derivative liabilities- balance at end of the period	$ 13	$ 13